Risks and concentration (Details) - Customer concentration risk	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable - third parties, net | Customer A, a third party
Risks and Concentration
Concentration risk percentage	23.30%	25.70%
Accounts receivable - third parties, net | Customer B, a third party
Risks and Concentration
Concentration risk percentage	38.30%	54.10%
Accounts receivable - third parties, net | Customer C, a third party
Risks and Concentration
Concentration risk percentage	18.40%
Accounts receivable - third parties, net | Geely Group, Related Party
Risks and Concentration
Concentration risk percentage	69.70%	83.30%
Total revenues | Geely Group, Related Party
Risks and Concentration
Concentration risk percentage	68.10%	81.80%	78.50%
Accounts payable | Supplier A, a third party
Risks and Concentration
Concentration risk percentage	10.90%	14.60%
Accounts payable | Supplier B, a third party
Risks and Concentration
Concentration risk percentage		28.20%
Accounts payable | Supplier D, a third party
Risks and Concentration
Concentration risk percentage	21.90%	13.10%
Liabilities, Total | Supplier A, a third party
Risks and Concentration
Concentration risk percentage	10.50%	17.30%	20.20%
Liabilities, Total | Supplier B, a third party
Risks and Concentration
Concentration risk percentage		21.80%	15.40%
Liabilities, Total | Supplier C, a third party
Risks and Concentration
Concentration risk percentage			12.10%
Liabilities, Total | Supplier D, a third party
Risks and Concentration
Concentration risk percentage	28.90%	12.20%